UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.6%
	Consumer Discretionary — 16.5%
	Automobiles — 0.7%
163	Tesla, Inc. (a)	45,419

	Distributors — 0.7%
1,709	LKQ Corp. (a)	50,019

	Hotels, Restaurants & Leisure — 3.4%
1,113	Hilton Grand Vacations, Inc. (a)	31,909
1,252	Hilton Worldwide Holdings, Inc.	73,217
1,011	Norwegian Cruise Line Holdings Ltd. (a)	51,268
1,135	Starbucks Corp.	66,243

		222,637

	Household Durables — 2.3%
670	Mohawk Industries, Inc. (a)	153,827

	Internet & Direct Marketing Retail — 7.4%
310	Amazon.com, Inc. (a)	274,916
424	Netflix, Inc. (a)	62,686
66	Priceline Group, Inc. (The) (a)	116,588
843	Wayfair, Inc., Class A (a)	34,133

		488,323

	Multiline Retail — 1.4%
766	Dollar General Corp.	53,441
800	Nordstrom, Inc.	37,256

		90,697

	Specialty Retail — 0.6%
142	Ulta Beauty, Inc. (a)	40,503

	Total Consumer Discretionary	1,091,425

	Consumer Staples — 0.6%
	Beverages — 0.6%
822	Monster Beverage Corp. (a)	37,943

	Energy — 1.5%
	Oil, Gas & Consumable Fuels — 1.5%
412	Concho Resources, Inc. (a)	52,914
476	EOG Resources, Inc.	46,395

	Total Energy	99,309

	Financials — 8.4%
	Banks — 2.5%
1,174	East West Bancorp, Inc.	60,580
406	First Republic Bank	38,049
442	Signature Bank (a)	65,529

		164,158

	Capital Markets — 5.9%
397	Affiliated Managers Group, Inc.	65,150
148	BlackRock, Inc.	56,644
2,829	Charles Schwab Corp. (The)	115,464
750	Lazard Ltd., Class A	34,492
624	Nasdaq, Inc.	43,302
577	S&P Global, Inc.	75,476

		390,528

	Total Financials	554,686

	Health Care — 13.6%
	Biotechnology — 5.0%
497	Celgene Corp. (a)	61,879
1,299	Exact Sciences Corp. (a)	30,685
853	Gilead Sciences, Inc.	57,929
272	Intercept Pharmaceuticals, Inc. (a)	30,741
687	Kite Pharma, Inc. (a)	53,883
85	Sage Therapeutics, Inc. (a)	6,069
527	Spark Therapeutics, Inc. (a)	28,126
576	Vertex Pharmaceuticals, Inc. (a)	63,008

		332,320

	Health Care Providers & Services — 5.4%
2,087	Acadia Healthcare Co., Inc. (a)	90,997
313	Humana, Inc.	64,481
1,254	UnitedHealth Group, Inc.	205,734

		361,212

	Health Care Technology — 1.0%
1,297	Evolent Health, Inc., Class A (a)	28,930
699	Veeva Systems, Inc., Class A (a)	35,834

		64,764

	Life Sciences Tools & Services — 0.9%
339	Illumina, Inc. (a)	57,796

	Pharmaceuticals — 1.3%
263	Jazz Pharmaceuticals plc (a)	38,140
990	Revance Therapeutics, Inc. (a)	20,598
3,434	TherapeuticsMD, Inc. (a)	24,727

		83,465

	Total Health Care	899,557

	Industrials — 14.7%
	Airlines — 2.0%
967	Delta Air Lines, Inc.	44,439
1,599	Southwest Airlines Co.	85,978

		130,417

	Building Products — 2.2%
1,106	Fortune Brands Home & Security, Inc.	67,276
452	Lennox International, Inc.	75,636

		142,912

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — 2.7%
2,013	Waste Connections, Inc., (Canada)	177,578

	Electrical Equipment — 1.0%
339	Acuity Brands, Inc.	69,136

	Industrial Conglomerates — 0.7%
418	Carlisle Cos., Inc.	44,490

	Machinery — 3.3%
328	John Bean Technologies Corp.	28,875
290	Middleby Corp. (The) (a)	39,516
648	Stanley Black & Decker, Inc.	86,047
529	WABCO Holdings, Inc. (a)	62,103

		216,541

	Professional Services — 0.8%
388	Equifax, Inc.	53,041

	Road & Rail — 0.7%
561	Old Dominion Freight Line, Inc.	48,043

	Trading Companies & Distributors — 1.3%
1,257	HD Supply Holdings, Inc. (a)	51,698
300	United Rentals, Inc. (a)	37,553

		89,251

	Total Industrials	971,409

	Information Technology — 39.8%
	Communications Equipment — 2.1%
430	Arista Networks, Inc. (a)	56,870
451	Harris Corp.	50,171
287	Palo Alto Networks, Inc. (a)	32,328

		139,369

	Electronic Equipment, Instruments & Components — 2.2%
1,117	Amphenol Corp., Class A	79,525
2,550	Corning, Inc.	68,850

		148,375

	Internet Software & Services — 11.1%
488	Alphabet, Inc., Class C (a)	404,498
1,809	Facebook, Inc., Class A (a)	256,940
1,934	GoDaddy, Inc., Class A (a)	73,298

		734,736

	IT Services — 6.1%
986	Mastercard, Inc., Class A	110,929
1,575	PayPal Holdings, Inc. (a)	67,748
1,628	Vantiv, Inc., Class A (a)	104,400
1,353	Visa, Inc., Class A	120,277

		403,354

	Semiconductors & Semiconductor Equipment — 4.6%
1,395	Applied Materials, Inc.	54,269
375	Broadcom Ltd.	82,023
695	Cavium, Inc. (a)	49,825
399	Lam Research Corp.	51,229
621	NVIDIA Corp.	67,689

		305,035

	Software — 8.9%
580	Adobe Systems, Inc. (a)	75,527
1,427	Electronic Arts, Inc. (a)	127,718
568	Guidewire Software, Inc. (a)	32,018
2,453	Microsoft Corp.	161,555
667	salesforce.com, Inc. (a)	54,988
532	ServiceNow, Inc. (a)	46,534
1,666	Snap, Inc., Class A (a)	37,526
809	Splunk, Inc. (a)	50,418

		586,284

	Technology Hardware, Storage & Peripherals — 4.8%
2,191	Apple, Inc.	314,766

	Total Information Technology	2,631,919

	Materials — 1.5%
	Construction Materials — 1.5%
622	Eagle Materials, Inc.	60,431
343	Vulcan Materials Co.	41,312

	Total Materials	101,743

	Real Estate — 1.0%
	Real Estate Management & Development — 1.0%
1,950	CBRE Group, Inc., Class A (a)	67,827

	Total Common Stocks (Cost $4,423,609)	6,455,818

Short-Term Investment — 2.6%
	Investment Company — 2.6%
173,748	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $173,748)	173,748

	Total Investments — 100.2% (Cost $4,597,357)	6,629,566
	Liabilities in Excess of Other Assets — (0.2)%	(14,798)

	NET ASSETS — 100.0%	$6,614,768

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,091,031
Aggregate gross unrealized depreciation	(58,822)

Net unrealized appreciation/depreciation	$2,032,209

Federal income tax cost of investments	$4,597,357

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,629,566	$—	$—	$6,629,566

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2017